Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Schedule of Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2013 and 2012 consist of the following:

(in thousands)	2013	2012
Accrued expenses	$88,363	$62,567
Payroll and related accruals	53,864	49,563
Deferred revenue	50,642	27,296
Accrued royalties	19,925	17,600
Fair value of derivative instruments	14,518	12,911
Accrued earn-outs and milestone payments	6,127	9,806
Accrued interest on long-term debt	6,943	7,008
Preacquisition contingencies assumed in acquisition	135	5,493
Current portion of capital lease obligations	4,719	4,203
Total accrued and other liabilities	$245,236	$196,447